Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

February 28, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Pioneer Variable Contracts Trust

Ladies and Gentlemen:

On behalf of Pioneer Variable Contracts Trust (the “Registrant”), we enclose herewith pursuant to Rule 20a-1 under the Investment Company Act of 1940, as amended, and Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), a preliminary copy of each of the letter to shareholders, notice of special meeting, joint proxy statement and form of proxy to be used in connection with the special meeting of shareholders of the Registrant, to be held on June 13, 2017.

The purpose of the meetings to which the enclosed materials relate is to solicit shareholder approval of the following proposals: (i) to approve a new management agreement with Pioneer Investment Management, Inc.; and (ii) to elect Trustees.

Pursuant to Rule 14a-6(d) under the 1934 Act, definitive copies of the enclosed materials filed pursuant to Rule 14a-6(a) are intended to be released to shareholders on or about March 17, 2017.

Please note that registrants in the Pioneer Funds fund complex listed on the attached appendix have separately filed preliminary proxy materials on February 28, 2017 with the Securities and Exchange Commission regarding the proposals discussed in the enclosed materials.

Please call the undersigned at (617) 951-8458 or Toby Serkin at (617) 951-8760 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy Kantrowitz

Jeremy Kantrowitz

Appendix

Pioneer Asset Allocation Trust	(File No. 811-21569)
Pioneer Bond Fund	(File No. 811-02864)
Pioneer Diversified High Income Trust	(File No. 811-22014)
Pioneer Emerging Markets Fund	(File No. 811-08448)
Pioneer Equity Income Fund	(File No. 811-08657)
Pioneer Floating Rate Trust	(File No. 811-21654)
Pioneer Fund	(File No. 811-01466)
Pioneer High Income Trust	(File No. 811-21043)
Pioneer High Yield Fund	(File No. 811-09685)
Pioneer ILS Interval Fund	(File No. 811-22987)
Pioneer Mid Cap Value Fund	(File No. 811-06106)
Pioneer Money Market Trust	(File No. 811-05099)
Pioneer Municipal High Income Advantage Trust	(File No. 811-21409)
Pioneer Municipal High Income Trust	(File No. 811-21321)
Pioneer Real Estate Shares	(File No. 811-07870)
Pioneer Series Trust II	(File No. 811-21460)
Pioneer Series Trust III	(File No. 811-21664)
Pioneer Series Trust IV	(File No. 811-21781)
Pioneer Series Trust V	(File No. 811-21823)
Pioneer Series Trust VI	(File No. 811-21978)
Pioneer Series Trust VII	(File No. 811-10395)
Pioneer Series Trust VIII	(File No. 811-07318)
Pioneer Series Trust X	(File No. 811-21108)
Pioneer Series Trust XI	(File No. 811-01835)
Pioneer Series Trust XII	(File No. 811-08547)
Pioneer Short Term Income Fund	(File No. 811-21558)
Pioneer Strategic Income Fund	(File No. 811-09223)